SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION	12. SEGMENT INFORMATION Operating segments The Company operates in a single reportable segment – the acquisition, development and production of oil and gas properties in the United States.

13. SEGMENT INFORMATION

Operating segments

The Company operates in a single reportable segment – the acquisition, development and production of oil and gas properties in the United States.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023